Revenues - Receivables and contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues
Trade receivables	$ 9,141	$ 12,710
Contract liabilities	$ 3,523	$ 3,857